Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Navios Maritime Midstream Partners L.P. and Subsidiaries

		Country of incorporation	Statement of Operations
Company name	Vessel name		2015	2014	2013
Navios Maritime Midstream Operating LLC	N/A	Marshall Islands	1/1—12/31	11/18-12/31	—
Navios Maritime Midstream Partners L.P.	N/A	Marshall Islands	1/1—12/31	11/18-12/31	—
Navios Maritime Midstream Finance (US) Inc.	N/A	Delaware	6/4—12/31	—	—
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Dream Limited	C. Dream	Hong Kong	6/18—12/31	—	—
Sikinos Shipping Corporation	Nave Celeste	Marshall Islands	6/18—12/31	—	—